Quarterly Holdings Report
for
Fidelity® Magellan ETF
October 31, 2021
MAE-NPRT1-1221
1.9900252.100

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.4%
	Shares	Value
COMMUNICATION SERVICES – 10.8%
Entertainment – 1.8%
Netflix, Inc. (a)	1,218	$ 840,797
Interactive Media & Services – 8.0%
Alphabet, Inc. Class A (a)	427	1,264,313
Alphabet, Inc. Class C (a)	412	1,221,749
Facebook, Inc. Class A (a)	3,972	1,285,220
		3,771,282
Media – 1.0%
Charter Communications, Inc. Class A (a)	709	478,497
TOTAL COMMUNICATION SERVICES		5,090,576
CONSUMER DISCRETIONARY – 9.8%
Hotels, Restaurants & Leisure – 1.0%
Hilton Worldwide Holdings, Inc. (a)	3,219	463,375
Internet & Direct Marketing Retail – 4.6%
Amazon.com, Inc. (a)	640	2,158,355
Multiline Retail – 1.0%
Dollar General Corp.	2,188	484,686
Specialty Retail – 1.8%
The Home Depot, Inc.	2,353	874,704
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	4,051	677,692
TOTAL CONSUMER DISCRETIONARY		4,658,812
CONSUMER STAPLES – 2.5%
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	1,407	691,597
Personal Products – 1.1%
The Estee Lauder Cos., Inc. Class A	1,572	509,847
TOTAL CONSUMER STAPLES		1,201,444
FINANCIALS – 8.1%
Capital Markets – 5.9%
BlackRock, Inc.	659	621,740
Moody's Corp.	1,291	521,758
MSCI, Inc.	813	540,548
S&P Global, Inc.	1,292	612,615
T Rowe Price Group, Inc.	2,397	519,861
		2,816,522
Insurance – 2.2%
Arthur J Gallagher & Co.	2,847	477,356
Marsh & McLennan Cos., Inc.	3,336	556,445
		1,033,801
TOTAL FINANCIALS		3,850,323
HEALTH CARE – 9.5%
Health Care Equipment & Supplies – 3.7%
Danaher Corp.	2,144	668,435
IDEXX Laboratories, Inc. (a)	750	499,605

	Shares	Value

Intuitive Surgical, Inc. (a)	1,661	$ 599,837
		1,767,877
Health Care Providers & Services – 2.1%
UnitedHealth Group, Inc.	2,121	976,657
Health Care Technology – 0.9%
Veeva Systems, Inc. Class A (a)	1,352	428,598
Life Sciences Tools & Services – 1.6%
Thermo Fisher Scientific, Inc.	1,164	736,893
Pharmaceuticals – 1.2%
Zoetis, Inc.	2,670	577,254
TOTAL HEALTH CARE		4,487,279
INDUSTRIALS – 7.8%
Aerospace & Defense – 1.8%
HEICO Corp. Class A	3,493	439,000
TransDigm Group, Inc. (a)	711	443,536
		882,536
Electrical Equipment – 1.0%
AMETEK, Inc.	3,506	464,195
Industrial Conglomerates – 1.0%
Roper Technologies, Inc.	967	471,770
Professional Services – 4.0%
Equifax, Inc.	1,770	491,051
IHS Markit Ltd.	3,972	519,220
TransUnion	3,620	417,350
Verisk Analytics, Inc.	2,165	455,234
		1,882,855
TOTAL INDUSTRIALS		3,701,356
INFORMATION TECHNOLOGY – 43.7%
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. Class A	5,886	451,868
Teledyne Technologies, Inc. (a)	1,009	453,263
		905,131
IT Services – 5.7%
Accenture PLC Class A	2,057	738,031
Mastercard, Inc. Class A	2,237	750,558
Square, Inc. Class A (a)	1,604	408,218
Visa, Inc. Class A	3,863	818,068
		2,714,875
Semiconductors & Semiconductor Equipment – 9.6%
Advanced Micro Devices, Inc. (a)	5,018	603,314
Analog Devices, Inc.	2,770	480,567
Applied Materials, Inc.	3,880	530,202
KLA Corp.	1,450	540,502
Lam Research Corp.	923	520,175
NVIDIA Corp.	4,919	1,257,641
Texas Instruments, Inc.	3,102	581,563
		4,513,964

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – 19.6%
Adobe, Inc. (a)	1,228	$ 798,642
ANSYS, Inc. (a)	1,175	446,006
Autodesk, Inc. (a)	1,624	515,799
Cadence Design Systems, Inc. (a)	2,869	496,652
DocuSign, Inc. (a)	1,565	435,524
Fortinet, Inc. (a)	1,462	491,729
Intuit, Inc.	1,124	703,613
Microsoft Corp.	10,482	3,476,041
Salesforce.com, Inc. (a)	2,542	761,812
ServiceNow, Inc. (a)	910	634,962
Synopsys, Inc. (a)	1,530	509,765
		9,270,545
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	21,725	3,254,405
TOTAL INFORMATION TECHNOLOGY		20,658,920
MATERIALS – 2.4%
Chemicals – 2.4%
Linde PLC (a)	1,917	611,906
The Sherwin-Williams Co.	1,628	515,441
TOTAL MATERIALS		1,127,347
REAL ESTATE – 2.4%
Equity Real Estate Investment Trusts (REITs) – 2.4%
American Tower Corp.	2,028	571,835

	Shares	Value

Prologis, Inc.	4,027	$ 583,754
TOTAL REAL ESTATE		1,155,589
UTILITIES – 1.4%
Electric Utilities – 1.4%
NextEra Energy, Inc.	7,475	637,842
TOTAL COMMON STOCKS (Cost $40,032,438)		46,569,488
Money Market Fund – 1.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $788,375)	788,375	788,375
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $40,820,813)		47,357,863
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(30,043)
NET ASSETS – 100.0%		$ 47,327,820

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
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For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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6	Quarterly Report